14. FINANCIAL INSTRUMENTS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Movement	R$ 5,537,174	R$ 604,828	R$ 1,415,962
Realization	(1,667,886)	(790,353)	R$ (370,191)
Foreign exchange risk [member] | Cash flow hedge accounting platts [member]
Disclosure of detailed information about financial instruments [line items]
Change in the amounts related to cash flow hedge
Movement	(283,974)
Realization	(283,149)
Change in the amounts related to cash flow hedge	825
Foreign exchange risk [member] | Income tax and social contribution on cash flow hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Change in the amounts related to cash flow hedge
Movement	96,551
Realization	96,271
Change in the amounts related to cash flow hedge	(280)
Foreign exchange risk [member] | Fair value of cash flow accounting platts net [member]
Disclosure of detailed information about financial instruments [line items]
Change in the amounts related to cash flow hedge
Movement	(187,423)
Realization	(186,878)
Change in the amounts related to cash flow hedge	R$ 545